Offerings - Offering: 1	Feb. 10, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 45,000,000.00
Amount of Registration Fee	$ 6,214.50
Offering Note	The fee of $6,214.50 was paid in connection with the filing of the Schedule TO-I by Alpha Core Strategies Fund (File No. 005-80363) on October 16, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.